Borrowings - Long-Term Debt, Components (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Long-term debt, gross	$ 57,598	$ 51,986
Long-term debt excluding finance lease obligations	57,099	51,747
Finance lease obligations	499
Less: net unamortized discount	838	835
Less: net unamortized debt issuance costs	154	138
Add: fair value adjustment	(60)	(73)
Total	56,546	50,940
Less: current maturities	6,425	4,751
Total long-term debt (excluding current portion)	50,121	46,189
U.S. dollar
Borrowings
Long-term debt, gross	35,317	33,605
Euro
Borrowings
Long-term debt, gross	19,335	17,087
Maturing 2023 | U.S. dollar
Borrowings
Long-term debt, gross	$ 0	1,529
Debt instrument, weighted-average interest rate (as a percent)	3.40%
Maturing 2023 | Euro
Borrowings
Long-term debt, gross	$ 0	2,937
Debt instrument, weighted-average interest rate (as a percent)	0.70%
Maturing 2024 | U.S. dollar
Borrowings
Long-term debt, gross	$ 5,003	5,009
Debt instrument, weighted-average interest rate (as a percent)	3.30%
Maturing 2024 | Euro
Borrowings
Long-term debt, gross	$ 829	801
Debt instrument, weighted-average interest rate (as a percent)	1.10%
Maturing 2025 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,601	1,603
Debt instrument, weighted-average interest rate (as a percent)	5.10%
Maturing 2025 | Euro
Borrowings
Long-term debt, gross	$ 3,315	3,204
Debt instrument, weighted-average interest rate (as a percent)	1.60%
Maturing 2026 | U.S. dollar
Borrowings
Long-term debt, gross	$ 5,201	4,351
Debt instrument, weighted-average interest rate (as a percent)	3.50%
Maturing 2027 | U.S. dollar
Borrowings
Long-term debt, gross	$ 3,619	3,620
Debt instrument, weighted-average interest rate (as a percent)	3.10%
Maturing 2027 | Euro
Borrowings
Long-term debt, gross	$ 2,210	1,068
Debt instrument, weighted-average interest rate (as a percent)	2.30%
Maturing 2028 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,313	313
Debt instrument, weighted-average interest rate (as a percent)	5.00%
Maturing 2028 | Euro
Borrowings
Long-term debt, gross	$ 1,989	1,922
Debt instrument, weighted-average interest rate (as a percent)	0.70%
Maturing 2029 | U.S. dollar
Borrowings
Long-term debt, gross	$ 3,250	3,250
Debt instrument, weighted-average interest rate (as a percent)	3.50%
Maturing 2029 | Euro
Borrowings
Long-term debt, gross	$ 1,105	1,068
Debt instrument, weighted-average interest rate (as a percent)	1.50%
Maturing 2030 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,350	1,350
Debt instrument, weighted-average interest rate (as a percent)	2.00%
Maturing 2030 | Euro
Borrowings
Long-term debt, gross	$ 1,105	1,068
Debt instrument, weighted-average interest rate (as a percent)	0.90%
Maturing 2031 | Euro
Borrowings
Long-term debt, gross	$ 2,762	1,335
Debt instrument, weighted-average interest rate (as a percent)	2.70%
Maturing 2032 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,850	1,850
Debt instrument, weighted-average interest rate (as a percent)	4.40%
Maturing 2032 | Euro
Borrowings
Long-term debt, gross	$ 1,768	1,709
Debt instrument, weighted-average interest rate (as a percent)	0.70%
Maturing 2033 | U.S. dollar
Borrowings
Long-term debt, gross	$ 750	0
Debt instrument, weighted-average interest rate (as a percent)	4.80%
Maturing 2034 | Euro
Borrowings
Long-term debt, gross	$ 1,105	1,068
Debt instrument, weighted-average interest rate (as a percent)	1.30%
Maturing 2035 | Euro
Borrowings
Long-term debt, gross	$ 1,105	0
Debt instrument, weighted-average interest rate (as a percent)	3.80%
Maturing 2038 | U.S. dollar
Borrowings
Long-term debt, gross	$ 83	83
Debt instrument, weighted-average interest rate (as a percent)	8.00%
Maturing 2038 | Pound sterling
Borrowings
Long-term debt, gross	$ 955	0
Debt instrument, weighted-average interest rate (as a percent)	4.90%
Maturing 2039 | U.S. dollar
Borrowings
Long-term debt, gross	$ 2,745	2,745
Debt instrument, weighted-average interest rate (as a percent)	4.50%
Maturing 2040 | U.S. dollar
Borrowings
Long-term debt, gross	$ 650	650
Debt instrument, weighted-average interest rate (as a percent)	2.90%
Maturing 2040 | Euro
Borrowings
Long-term debt, gross	$ 939	908
Debt instrument, weighted-average interest rate (as a percent)	1.20%
Maturing 2042 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,107	1,107
Debt instrument, weighted-average interest rate (as a percent)	4.00%
Maturing 2043 | Euro
Borrowings
Long-term debt, gross	$ 1,105	0
Debt instrument, weighted-average interest rate (as a percent)	4.00%
Maturing 2045 | U.S. dollar
Borrowings
Long-term debt, gross	$ 27	27
Debt instrument, weighted-average interest rate (as a percent)	7.00%
Maturing 2046 | U.S. dollar
Borrowings
Long-term debt, gross	$ 650	650
Debt instrument, weighted-average interest rate (as a percent)	4.70%
Maturing 2049 | U.S. dollar
Borrowings
Long-term debt, gross	$ 3,000	3,000
Debt instrument, weighted-average interest rate (as a percent)	4.30%
Maturing 2050 | U.S. dollar
Borrowings
Long-term debt, gross	$ 750	750
Debt instrument, weighted-average interest rate (as a percent)	3.00%
Maturing 2052 | U.S. dollar
Borrowings
Long-term debt, gross	$ 1,400	1,400
Debt instrument, weighted-average interest rate (as a percent)	4.20%
Maturing 2053 | U.S. dollar
Borrowings
Long-term debt, gross	$ 650	0
Debt instrument, weighted-average interest rate (as a percent)	5.10%
Maturing 2096 | U.S. dollar
Borrowings
Long-term debt, gross	$ 316	316
Debt instrument, weighted-average interest rate (as a percent)	7.10%
Maturing 2024-2028 | Japanese yen
Borrowings
Long-term debt, gross	$ 1,251	694
Debt instrument, weighted-average interest rate (as a percent)	0.50%
Maturing 2024-2026 | Other currencies
Borrowings
Long-term debt, gross	$ 241	361
Debt instrument, weighted-average interest rate (as a percent)	14.20%
Finance Lease Obligations Maturing 2024-2034
Borrowings
Finance lease obligations	$ 499	$ 239
Finance lease obligations, interest rate (as a percent)	4.50%